INCOME TAX - Schedule of analysis of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Deferred tax assets	$ 51,916	$ 43,787	$ 50,554
Deferred tax liabilities	(55,621)	(43,139)	(53,146)
Deferred tax asset (liability)	$ (3,705)	$ 648	$ (2,592)	$ (983)